Segment information (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenue	$ 15,383	$ 17,940	$ 14,949
Geographical analysis of long-lived assets	159	168
The PRC
Revenue	6,398	7,125	5,878
Geographical analysis of long-lived assets	154	162
Hong Kong
Revenue	6,745	9,879	7,174
Geographical analysis of long-lived assets	5	6
Others
Revenue	$ 2,240	$ 936	$ 1,897